SCHEDULE OF INVESTMENTS
Value (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Advertising – 0.5%
Omnicom Group, Inc.	40	$1,969

Cable & Satellite – 5.1%
Comcast Corp., Class A	382	17,669
Liberty Global, Inc., Series C(A)	146	2,994

		20,663

Movies & Entertainment – 1.9%
Liberty Media Corp., Class C(A)	239	7,896

Total Communication Services - 7.5%		30,528

Consumer Discretionary
Auto Parts & Equipment – 0.5%
Magna International, Inc.	48	2,187

Automotive Retail – 1.6%
AutoZone, Inc.(A)(B)	5	6,469

Casinos & Gaming – 1.4%
Las Vegas Sands, Inc.	120	5,601

General Merchandise Stores – 3.1%
Target Corp.	81	12,718

Home Improvement Retail – 2.9%
Lowe’s Co., Inc.	71	11,757

Total Consumer Discretionary - 9.5%		38,732

Consumer Staples
Hypermarkets & Super Centers – 4.3%
Wal-Mart Stores, Inc.	123	17,279

Tobacco – 3.3%
Philip Morris International, Inc.	180	13,520

Total Consumer Staples - 7.6%		30,799

Energy
Integrated Oil & Gas – 2.0%
Total S.A. ADR	241	8,255

Oil & Gas Refining & Marketing – 2.2%
Valero Energy Corp.	205	8,900

Total Energy - 4.2%		17,155

Financials
Asset Management & Custody Banks – 2.2%
Ameriprise Financial, Inc.	59	9,071

Consumer Finance – 4.9%
Capital One Financial Corp.	150	10,756
Synchrony Financial	358	9,364

		20,120

Investment Banking & Brokerage – 1.5%
Morgan Stanley	127	6,139

Mortgage REITs – 2.2%
AGNC Investment Corp.	627	8,718

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	291	12,531

Reinsurance – 3.9%
Everest Re Group Ltd.	40	7,807
Reinsurance Group of America, Inc.	87	8,240

		16,047

Total Financials - 17.8%		72,626

Health Care
Biotechnology – 2.5%
Amgen, Inc.	40	10,267

Health Care Distributors – 2.7%
McKesson Corp.	74	11,001

Health Care Equipment – 0.2%
Envista Holdings Corp.(A)	29	709

Health Care Facilities – 3.1%
HCA Holdings, Inc.	104	12,945

Health Care Services – 3.0%
CVS Caremark Corp.(B)	209	12,200

Pharmaceuticals – 2.4%
GlaxoSmithKline plc ADR	260	9,775

Total Health Care - 13.9%		56,897

Industrials
Aerospace & Defense – 3.3%
Raytheon Technologies Corp.	232	13,341

Airlines – 1.0%
Delta Air Lines, Inc.	142	4,341

Electrical Components & Equipment – 5.5%
Eaton Corp.	128	13,062
nVent Electric plc	531	9,390

		22,452

Total Industrials - 9.8%		40,134

Information Technology
Application Software – 2.8%
NXP Semiconductors N.V.	92	11,524

Data Processing & Outsourced Services – 3.3%
Fidelity National Information Services, Inc.	91	13,364

Semiconductor Equipment – 1.9%
Lam Research Corp.	24	7,950

Semiconductors – 3.2%
Broadcom Corp., Class A	36	13,035

Total Information Technology - 11.2%		45,873

Materials
Diversified Metals & Mining – 2.1%
BHP Billiton Ltd. ADR	166	8,594

Paper Packaging – 2.6%
Graphic Packaging Holding Co.	736	10,376

Total Materials - 4.7%		18,970

Real Estate
Health Care REITs – 2.6%
Welltower, Inc.	195	10,749

Total Real Estate - 2.6%		10,749

Utilities
Electric Utilities – 6.5%
Duke Energy Corp.	74	6,523
Entergy Corp.	112	11,055
Evergy, Inc.	178	9,062

		26,640

Total Utilities - 6.5%		26,640

TOTAL COMMON STOCKS – 95.3%		$389,103

(Cost: $392,230)

SHORT-TERM SECURITIES

Money Market Funds(C) - 4.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	19,749	19,749

TOTAL SHORT-TERM SECURITIES – 4.8%		$19,749

(Cost: $19,749)

TOTAL INVESTMENT SECURITIES – 100.1%		$408,852

(Cost: $411,979)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(572)

NET ASSETS – 100.0%		$408,280

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $2,406 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	Rate shown is the annualized 7-day yield at September 30, 2020.

The following written options were outstanding at September 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Graphic Packaging Holding Co.	N/A	Put	1,253	125	October 2020	$15.00	$97	$(147)
Las Vegas Sands, Inc.	N/A	Call	1,200	120	October 2020	50.00	111	(89)
Lowe’s Co., Inc.	N/A	Call	81	8	October 2020	170.00	50	(19)
nVent Electric plc	JPMorgan Chase Bank N.A.	Put	717	72	November 2020	25.00	441	(538)
Reinsurance Group of America, Inc.	UBS AG	Put	170	17	October 2020	135.00	1,326	(673)
	JPMorgan Chase Bank N.A.	Put	168	17	October 2020	140.00	89	(745)
	N/A	Put	168	17	January 2021	135.00	824	(695)

							$2,938	$(2,906)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$389,103	$—	$—
Short-Term Securities	19,749	—	—

Total	$408,852	$—	$—

Liabilities
Written Options	$108	$2,798	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$411,979

Gross unrealized appreciation	41,476
Gross unrealized depreciation	(44,603)

Net unrealized depreciation	$(3,127)